UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2016

LEGG MASON

US DIVERSIFIED CORE ETF

UDBI

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded U.S. equity securities.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason US Diversified Core ETF for the period since the Fund’s inception on December 28, 2015 through April 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/etf. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 27, 2016

II	Legg Mason US Diversified Core ETF

Investment commentary

The Investment Commentary covers the Fund’s initial reporting period (the Fund’s inception on December 28, 2015 through April 30, 2016).

Economic review

The pace of U.S. economic activity moderated during the period from the Fund’s inception on December 28, 2015 through April 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce then reported that fourth quarter 2015 GDP growth was 1.4%. Slower growth was attributed to downturns in nonresidential fixed investment and state and local government spending, along with a deceleration in personal consumption expenditures (“PCE”) and less export activity. The U.S. Department of Commerce’s second reading for first quarter 2016 GDP growth — released after the reporting period ended — was 0.8%. This further slowdown was attributed to a number of factors, including a decrease in nonresidential fixed investment, a deceleration in PCE and a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. When the period ended in April 2016, unemployment was 5.0%, close to its lowest level since February 2008.

Legg Mason US Diversified Core ETF	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016 and April 27, 2016, the Fed kept rates on hold.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market was volatile over the reporting period. The market declined in December 2015, January 2016 and February 2016. This weakness was driven by a number of factors, including concerns about the fallout from moderating economic growth in China, uncertainties surrounding future Fed actions and several geopolitical issues. However, the market then rallied sharply in March 2016 and ticked modestly higher in April, as U.S. economic data was generally positive, oil prices moved higher and the Fed reduced its expectations for rate hikes in 2016. All told, the S&P 500 Indexiv returned 1.15% during the reporting period.

Looking at the U.S. stock market more closely, mid-cap stocks, as measured by the Russell Midcap Indexv, generated the strongest returns, as they gained 2.72% over the reporting period. In contrast, small-cap stocks generated the weakest results, with the Russell 2000 Indexvi falling 0.98%, whereas large-cap stocks, as measured by the Russell 1000 Indexvii, returned 1.14%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned -1.10% and 3.20%, respectively, during the reporting period.

Performance review

For the period since the Fund’s inception on December 28, 2015 through April 30, 2016, Legg Mason US Diversified Core ETF generated a 3.40% return on a net asset value (“NAV”)x basis and 3.44% based on its market pricexi per share.

The performance table shows the Fund’s total return since the Fund’s inception on December 28, 2015 through April 30, 2016 based on its NAV and market price as of April 30, 2016. The Fund seeks to track the investment results of an index composed of publicly traded U.S. equity securities, the QS DBI US Diversified Indexxii, which returned 3.49% for the same period. The Fund’s unmanaged market index, the Russell 3000 Indexxiii, returned 0.98% over the same time frame. The Lipper Multi-Cap Core Funds Category Average1 returned 0.93% for the period December 31, 2015 through April 30, 2016.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the four-month period ended April 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 745 funds in the Fund’s Lipper category.

IV	Legg Mason US Diversified Core ETF

Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of April 30, 2016 (unaudited)
	Total Return Since Fund Inception*
Legg Mason US Diversified Core ETF:
$25.87 (NAV)	3.40	%**†
$25.88 (Market Price)	3.44	%**‡
QS DBI US Diversified Index	3.49%
Russell 3000 Index	0.98%
Lipper Multi-Cap Core Funds Category Average[1]	0.93%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when redeemed or sold in the market, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Retail investors buy and sell shares of exchange-traded funds (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for purchase or redemption directly from the ETF. Market price returns are based upon the National Best Bid and Offer (“NBBO”)xiv at 4:00 p.m. Eastern Time. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated December 28, 2015, the gross total annual operating expense ratio for the Fund was 0.30%.

* The Fund’s inception date is December 28, 2015.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “UDBI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-386-5535 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the four-month period ended April 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 745 funds in the Fund’s Lipper category.

Legg Mason US Diversified Core ETF	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 27, 2016

RISKS: The Fund is newly organized, with a limited history of operations. Equity securities are subject to price fluctuation. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Diversification does not guarantee a profit or protect against a loss. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Legg Mason US Diversified Core ETF

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the result by the number of shares outstanding.

xi	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

xii

The QS DBI US Diversified Index (the “Index”) seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS”), the Fund’s subadviser. The Index is composed of U.S. companies that are included in the MSCI USA IMI Index. The proprietary rules-based process initially groups this universe of securities into multiple investment categories based on industries. Within each of these investment categories, securities are weighted by market capitalization. The process then combines those investment categories with more highly correlated historical performance into a smaller number of “clusters.” A cluster is a group of investment categories based on industry that have demonstrated a tendency to behave similarly (high correlation). Thereafter, each of these clusters is equally weighted in the Index to produce a highly diversified portfolio. QS anticipates that the number of component securities in the Index will range from 2,200 to 2,500. The Index may include large, medium and small capitalization companies. The components of the Index, and the degree to which these components represent certain industries, may change over time. The Index’s components are reconstituted annually and rebalanced quarterly. The MSCI USA IMI Index is designed to measure the performance of the large, mid and small cap segments of the U.S. market.

xiii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xiv	The National Best Bid and Offer (“NBBO”) is the best (lowest) available ask price and the best (highest) available bid price to investors when they buy and sell securities.

Legg Mason US Diversified Core ETF	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2016. The composition of the Fund’s investments is subject to change at any time.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2015 and held for the six months ended April 30, 2016, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[4]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
3.40%	$1,000.00	$1,034.00	0.30%	$1.03	5.00%	$1,000.00	$1,023.37	0.30%	$1.51

2	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

[1]	For the period December 28, 2015 (inception date) to April 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (124), then divided by 366.

[4]	For the six months ended April 30, 2016.

[5]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Common Stocks — 99.4%
Consumer Discretionary — 18.7%
Auto Components — 1.3%
American Axle & Manufacturing Holdings Inc.	34	$527	*
Autoliv Inc.	26	3,184
BorgWarner Inc.	72	2,586
Cooper Tire & Rubber Co.	13	449
Cooper-Standard Holding Inc.	5	386	*
Dana Holding Corp.	40	517
Delphi Automotive PLC	84	6,185
Dorman Products Inc.	8	430	*
Drew Industries Inc.	6	389
Fox Factory Holding Corp.	17	294	*
Gentex Corp.	91	1,460
Gentherm Inc.	9	331	*
Goodyear Tire & Rubber Co.	78	2,260
Johnson Controls Inc.	196	8,114
Lear Corp.	22	2,533
Modine Manufacturing Co.	34	367	*
Motorcar Parts of America Inc.	8	257	*
Standard Motor Products Inc.	15	533
Superior Industries International Inc.	14	366
Tenneco Inc.	20	1,066	*
Tower International Inc.	19	436
Visteon Corp.	13	1,036
Total Auto Components		33,706
Automobiles — 1.2%
Ford Motor Co.	929	12,597
General Motors Co.	356	11,321
Harley-Davidson Inc.	51	2,440
Tesla Motors Inc.	26	6,260	*
Thor Industries Inc.	10	640
Winnebago Industries Inc.	13	281
Total Automobiles		33,539
Diversified Consumer Services — 1.6%
2U Inc.	30	841	*
American Public Education Inc.	18	417	*
Apollo Education Group Inc.	102	796	*
Ascent Capital Group Inc., Class A Shares	33	497	*

See Notes to Financial Statements.

4	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Diversified Consumer Services — continued
Bridgepoint Education Inc.	33	$315	*
Bright Horizons Family Solutions Inc.	51	3,347	*
Capella Education Co.	13	719
Career Education Corp.	73	390	*
Carriage Services Inc.	21	513
Chegg Inc.	114	518	*
DeVry Education Group Inc.	78	1,353
Graham Holdings Co., Class B Shares	6	2,859
Grand Canyon Education Inc.	54	2,361	*
H&R Block Inc.	276	5,586
Houghton Mifflin Harcourt Co.	165	3,384	*
K12 Inc.	38	467	*
LifeLock Inc.	109	1,269	*
Regis Corp.	46	629	*
Service Corporation International	232	6,187
ServiceMaster Global Holdings Inc.	162	6,208	*
Sotheby’s	73	1,988
Strayer Education Inc.	12	596	*
Weight Watchers International Inc.	31	401	*
Total Diversified Consumer Services		41,641
Hotels, Restaurants & Leisure — 1.8%
Aramark	23	771
Bloomin’ Brands Inc.	18	337
Boyd Gaming Corp.	16	298	*
Brinker International Inc.	6	278
Buffalo Wild Wings Inc.	2	267	*
Carnival Corp.	44	2,158
Cheesecake Factory Inc.	5	255
Chipotle Mexican Grill Inc.	3	1,263	*
Choice Hotels International Inc.	6	304
Churchill Downs Inc.	2	268
Cracker Barrel Old Country Store Inc.	2	293
Darden Restaurants Inc.	12	747
Diamond Resorts International Inc.	14	297	*
DineEquity Inc.	4	344
Dominos Pizza Inc.	5	604
Dunkin’ Brands Group Inc.	10	465
Extended Stay America Inc.	18	282

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Hotels, Restaurants & Leisure — continued
Fiesta Restaurant Group Inc.	8	$257	*
Hilton Worldwide Holdings Inc.	47	1,036
Jack in the Box Inc.	8	540
Krispy Kreme Doughnuts Inc.	20	348	*
Las Vegas Sands Corp.	40	1,806
Marriott International Inc., Class A Shares	20	1,402
Marriott Vacations Worldwide Corp.	5	313
McDonald’s Corp.	93	11,764
MGM Resorts International	47	1,001	*
Norwegian Cruise Line Holdings Ltd.	18	880	*
Panera Bread Co., Class A Shares	2	429	*
Papa John’s International Inc.	5	283
Pinnacle Entertainment Inc.	10	110	*
Popeyes Louisiana Kitchen Inc.	9	484	*
Royal Caribbean Cruises Ltd.	19	1,471
SeaWorld Entertainment Inc.	16	319
Six Flags Entertainment Corp.	9	541
Sonic Corp.	10	344
Starbucks Corp.	153	8,603
Starwood Hotels & Resorts Worldwide Inc.	16	1,310
Texas Roadhouse Inc.	7	285
Vail Resorts Inc.	3	389
Wendy’s Co.	28	304
Wyndham Worldwide Corp.	10	710
Wynn Resorts Ltd.	8	706
Yum! Brands Inc.	44	3,501
Zoe’s Kitchen Inc.	7	262	*
Total Hotels, Restaurants & Leisure		48,629
Household Durables — 1.6%
CalAtlantic Group Inc.	24	777
Cavco Industries Inc.	4	351	*
CSS Industries Inc.	11	308
D.R. Horton Inc.	116	3,487
Ethan Allen Interiors Inc.	11	374
Garmin Ltd.	36	1,535
Harman International Industries Inc.	26	1,996
Helen of Troy Ltd.	9	896	*
Hovnanian Enterprises Inc., Class A Shares	201	336	*

See Notes to Financial Statements.

6	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Household Durables — continued
Installed Building Products Inc.	11	$292	*
iRobot Corp.	10	374	*
KB Home	25	339
La-Z-Boy Inc.	16	414
Leggett & Platt Inc.	48	2,366
Lennar Corp., Class A Shares	61	2,764
LGI Homes Inc.	11	308	*
Libbey Inc.	14	260
M.D.C. Holdings Inc.	13	320
M/I Homes Inc.	27	543	*
Meritage Homes Corp.	11	374	*
Mohawk Industries Inc.	21	4,045	*
Newell Brands Inc.	152	6,938
NVR Inc.	1	1,661	*
PulteGroup Inc.	101	1,857
Taylor Morrison Home Corp., Class A Shares	36	518	*
Tempur Sealy International Inc.	20	1,213	*
Toll Brothers Inc.	53	1,447	*
TopBuild Corp.	13	406	*
TRI Pointe Group Inc.	49	568	*
Tupperware Brands Corp.	16	929
Universal Electronics Inc.	6	399	*
Whirlpool Corp.	27	4,702
Total Household Durables		43,097
Internet & Catalog Retail — 3.4%
Amazon.com Inc.	86	56,725	*
Etsy Inc.	34	298	*
Expedia Inc.	27	3,126
FTD Cos. Inc.	11	306	*
Groupon Inc.	97	351	*
HSN Inc.	6	318
Lands’ End Inc.	10	243	*
Liberty Interactive Corp. QVC Group, Class A Shares	94	2,463	*
Liberty TripAdvisor Holdings Inc., Class A Shares	14	309	*
Liberty Ventures, Series A Shares	33	1,320	*
Netflix Inc.	88	7,923	*
PetMed Express Inc.	15	274
Priceline Group Inc.	11	14,780	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Internet & Catalog Retail — continued
Shutterfly Inc.	7	$322	*
TripAdvisor Inc.	27	1,744	*
Total Internet & Catalog Retail		90,502
Leisure Products — 1.7%
Arctic Cat Inc.	19	316
Brunswick Corp.	114	5,475
Callaway Golf Co.	142	1,326
Hasbro Inc.	136	11,511
Mattel Inc.	417	12,965
Nautilus Inc.	36	635	*
Polaris Industries Inc.	77	7,537
Smith & Wesson Holding Corp.	72	1,572	*
Sturm Ruger & Co. Inc.	22	1,409
Vista Outdoor Inc.	78	3,742	*
Total Leisure Products		46,488
Media — 0.7%
Cablevision Systems Corp., New York Group, Class A Shares	10	334
CBS Corp., Class B Shares	12	671
Charter Communications Inc., Class A Shares	2	424	*
Comcast Corp., Class A Shares	71	4,314
Discovery Communications Inc., Class A Shares	9	246	*
Discovery Communications Inc., Class C Shares	11	295	*
DISH Network Corp., Class A Shares	6	296	*
Interpublic Group of Cos. Inc.	13	298
Liberty Braves Group, Class C Shares	1	21	*
Liberty Broadband Corp., Class C Shares	6	343	*
Liberty Global PLC, Class A Shares	8	302	*
Liberty Global PLC, Series C Shares	17	622	*
Liberty Media Group, Class C Shares	4	63	*
Liberty Sirius Group, Class C Shares	14	448	*
News Corp., Class A Shares	23	286
Omnicom Group Inc.	6	498
Scripps Networks Interactive Inc., Class A Shares	4	249
Sirius XM Holdings Inc.	134	529	*
Time Warner Cable Inc.	8	1,697
Time Warner Inc.	23	1,728
Twenty-First Century Fox Inc., Class A Shares	33	999
Twenty-First Century Fox Inc., Class B Shares	13	391

See Notes to Financial Statements.

8	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Media — continued
Viacom Inc., Class B Shares	10	$409
Walt Disney Co.	45	4,647
Total Media		20,110
Multiline Retail — 1.8%
Big Lots Inc.	20	917
Dillard’s Inc., Class A Shares	9	634
Dollar General Corp.	111	9,092
Dollar Tree Inc.	85	6,775	*
Fred’s Inc., Class A Shares	33	484
J.C. Penney Co. Inc.	116	1,077	*
Kohl’s Corp.	73	3,234
Macy’s Inc.	120	4,751
Nordstrom Inc.	55	2,812
Ollie’s Bargain Outlet Holdings Inc.	11	291	*
Target Corp.	221	17,570
Tuesday Morning Corp.	47	408	*
Total Multiline Retail		48,045
Specialty Retail — 1.8%
Aaron’s Inc.	11	288
Abercrombie & Fitch Co., Class A Shares	11	294
Advance Auto Parts Inc.	6	937
American Eagle Outfitters Inc.	18	258
Ascena Retail Group Inc.	30	264	*
AutoNation Inc.	10	507	*
AutoZone Inc.	2	1,530	*
Bed Bath & Beyond Inc.	13	614	*
Best Buy Co. Inc.	25	802
Burlington Stores Inc.	7	399	*
Cabela’s Inc.	6	313	*
CarMax Inc.	16	847	*
Chico’s FAS Inc.	27	340
Children’s Place Inc.	3	234
CST Brands Inc.	7	264
Dick’s Sporting Goods Inc.	9	417
DSW Inc., Class A Shares	12	295
Express Inc.	17	309	*
Five Below Inc.	10	417	*
Foot Locker Inc.	11	676

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Specialty Retail — continued
GameStop Corp., Class A Shares	11	$361
Gap Inc.	20	464
Genesco. Inc.	5	346	*
GNC Holdings Inc., Class A Shares	10	244
Home Depot Inc.	109	14,594
L Brands Inc.	20	1,566
Lithia Motors Inc., Class A Shares	3	249
Lowe’s Cos. Inc.	80	6,082
Michaels Cos. Inc.	12	341	*
Monro Muffler Brake Inc.	4	277
Murphy USA Inc.	5	287	*
O’Reilly Automotive Inc.	8	2,101	*
Office Depot Inc.	55	323	*
Ross Stores Inc.	33	1,874
Sally Beauty Holdings Inc.	12	377	*
Signet Jewelers Ltd.	6	651
Staples Inc.	51	520
Tiffany & Co.	10	713
TJX Cos. Inc.	58	4,398
Tractor Supply Co.	11	1,041
Ulta Salon, Cosmetics & Fragrance Inc.	5	1,041	*
Urban Outfitters Inc.	12	364	*
Vitamin Shoppe Inc.	8	219	*
Williams-Sonoma Inc.	7	411
Total Specialty Retail		48,849
Textiles, Apparel & Luxury Goods — 1.8%
Carter’s Inc.	12	1,280
Coach Inc.	64	2,577
Columbia Sportswear Co.	7	410
Crocs Inc.	27	225	*
Deckers Outdoor Corp.	8	462	*
Fossil Group Inc.	10	405	*
G-III Apparel Group Ltd.	10	453	*
Hanesbrands Inc.	95	2,758
Kate Spade & Co.	31	798	*
Lululemon Athletica Inc.	27	1,770	*
Michael Kors Holdings Ltd.	45	2,325	*
Movado Group Inc.	10	282

See Notes to Financial Statements.

10	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Textiles, Apparel & Luxury Goods — continued
NIKE Inc., Class B Shares	319	$18,802
Oxford Industries Inc.	5	332
PVH Corp.	19	1,816
Ralph Lauren Corp.	14	1,305
Skechers USA Inc., Class A Shares	30	992	*
Steven Madden Ltd.	14	490	*
Tumi Holdings Inc.	18	480	*
Under Armour Inc., Class A Shares	42	1,845	*
Under Armour Inc., Class C Shares	42	1,714	*
V.F. Corp.	81	5,107
Vera Bradley Inc.	13	228	*
Wolverine World Wide Inc.	25	474
Total Textiles, Apparel & Luxury Goods		47,330
Total Consumer Discretionary		501,936
Consumer Staples — 16.2%
Beverages — 4.2%
Boston Beer Co. Inc., Class A Shares	2	312	*
Brown-Forman Corp., Class B Shares	30	2,890
Coca-Cola Bottling Co. Consolidated	3	478
Coca-Cola Co.	1,058	47,398
Coca-Cola Enterprises Inc.	55	2,886
Constellation Brands Inc., Class A Shares	45	7,023
Dr. Pepper Snapple Group Inc.	48	4,364
Molson Coors Brewing Co., Class B Shares	46	4,399
Monster Beverage Corp.	37	5,336	*
PepsiCo Inc.	371	38,198
Total Beverages		113,284
Food & Staples Retailing — 1.7%
Casey’s General Stores Inc.	4	448
Costco Wholesale Corp.	45	6,666
CVS Health Corp.	118	11,859
Kroger Co.	96	3,398
PriceSmart Inc.	4	346
Rite Aid Corp.	109	878	*
SpartanNash Co.	9	249
Sprouts Farmers Market Inc.	17	477	*
Sysco Corp.	59	2,718
Wal-Mart Stores Inc.	170	11,368

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Food & Staples Retailing — continued
Walgreens Boots Alliance Inc.	94	$7,452
Whole Foods Market Inc.	39	1,134
Total Food & Staples Retailing		46,993
Food Products — 3.1%
Archer-Daniels-Midland Co.	131	5,232
B&G Foods Inc.	13	536
Blue Buffalo Pet Products Inc.	16	396	*
Bunge Ltd.	32	2,000
Cal-Maine Foods Inc.	7	355
Calavo Growers Inc.	6	343
Campbell Soup Co.	41	2,530
ConAgra Foods Inc.	91	4,055
Darling Ingredients Inc.	38	551	*
Dean Foods Co.	22	379
Flowers Foods Inc.	42	805
Fresh Del Monte Produce Inc.	8	346
General Mills Inc.	127	7,790
Hain Celestial Group Inc.	23	963	*
Hershey Co.	31	2,886
Hormel Foods Corp.	66	2,544
Ingredion Inc.	16	1,841
J&J Snack Foods Corp.	3	303
J.M. Smucker Co.	25	3,175
John B. Sanfilippo & Son Inc.	5	277
Kellogg Co.	59	4,532
Kraft Heinz Co.	133	10,383
Lancaster Colony Corp.	4	466
McCormick & Co. Inc., Non Voting Shares	26	2,438
Mead Johnson Nutrition Co.	43	3,748
Mondelez International Inc., Class A Shares	346	14,864
Pinnacle Foods Inc.	24	1,022
Post Holdings Inc.	13	934	*
Sanderson Farms Inc.	4	367
Snyder’s-Lance Inc.	16	512
Tootsie Roll Industries Inc.	8	285
TreeHouse Foods Inc.	12	1,061	*
Tyson Foods Inc., Class A Shares	64	4,213
WhiteWave Foods Co.	39	1,568	*
Total Food Products		83,700

See Notes to Financial Statements.

12	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Household Products — 3.0%
Central Garden and Pet Co., Class A Shares	21	$342	*
Church & Dwight Co. Inc.	28	2,596
Clorox Co.	28	3,506
Colgate-Palmolive Co.	190	13,475
Energizer Holdings Inc.	15	652
HRG Group Inc.	23	331	*
Kimberly-Clark Corp.	79	9,890
Procter & Gamble Co.	610	48,873
Spectrum Brands Holdings Inc.	6	682
WD-40 Co.	3	307
Total Household Products		80,654
Tobacco — 4.2%
Altria Group Inc.	690	43,270
Philip Morris International Inc.	540	52,985
Reynolds American Inc.	305	15,128
Universal Corp.	8	436
Vector Group Ltd.	34	735
Total Tobacco		112,554
Total Consumer Staples		437,185
Energy — 2.7%
Energy Equipment & Services — 1.3%
Baker Hughes Inc.	64	3,095
Core Laboratories NV	6	802
Diamond Offshore Drilling Inc.	15	364
Dril-Quip Inc.	5	324	*
Ensco PLC, Class A Shares	31	371
FMC Technologies Inc.	29	884	*
Forum Energy Technologies Inc.	23	385	*
Halliburton Co.	121	4,999
Helix Energy Solutions Group Inc.	53	457	*
Helmerich & Payne Inc.	14	926
McDermott International Inc.	85	386	*
Nabors Industries Ltd.	45	441
National-Oilwell Varco Inc.	56	2,018
Noble Corp. PLC	34	382
Oceaneering International Inc.	12	440
Oil States International Inc.	10	346	*
Patterson-UTI Energy Inc.	22	434

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Energy Equipment & Services — continued
Rowan Cos. PLC, Class A Shares	32	$602
RPC Inc.	19	287
Schlumberger Ltd.	194	15,586
SEACOR Holdings Inc.	5	294	*
Superior Energy Services Inc.	22	371
TETRA Technologies Inc.	41	295	*
US Silica Holdings Inc.	16	409
Weatherford International PLC	103	837	*
Total Energy Equipment & Services		35,735
Oil, Gas & Consumable Fuels — 1.4%
Anadarko Petroleum Corp.	14	739
Apache Corp.	11	598
Cabot Oil & Gas Corp.	15	351
Cheniere Energy Inc.	8	311	*
Chevron Corp.	57	5,824
Cimarex Energy Co.	3	327
Columbia Pipeline Group Inc.	16	410
Concho Resources Inc.	4	465	*
ConocoPhillips	35	1,673
Devon Energy Corp.	12	416
Diamondback Energy Inc.	4	346	*
Energen Corp.	11	467
EOG Resources Inc.	16	1,322
EQT Corp.	5	351
Exxon Mobil Corp.	124	10,962
Hess Corp.	8	477
Kinder Morgan Inc.	52	924
Marathon Oil Corp.	55	775
Marathon Petroleum Corp.	15	586
Murphy Oil Corp.	21	751
Newfield Exploration Co.	10	362	*
Noble Energy Inc.	13	469
Occidental Petroleum Corp.	22	1,686
ONEOK Inc.	11	398
Phillips 66	15	1,232
Pioneer Natural Resources Co.	4	664
Range Resources Corp.	11	485
Spectra Energy Corp.	19	594

See Notes to Financial Statements.

14	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Corp.	11	$445
Tesoro Corp.	4	319
Valero Energy Corp.	14	824
Williams Cos. Inc.	21	407
Total Oil, Gas & Consumable Fuels		35,960
Total Energy		71,695
Financials — 10.2%
Banks — 0.8%
Bank of America Corp.	217	3,159
BB&T Corp.	15	531
Citigroup Inc.	49	2,268
Citizens Financial Group Inc.	16	365
Comerica Inc.	15	666
Fifth Third Bancorp	19	348
First Republic Bank	5	352
Huntington Bancshares Inc.	28	282
JPMorgan Chase & Co.	63	3,981
KeyCorp	26	319
M&T Bank Corp.	3	355
Park National Corp.	5	459
PNC Financial Services Group Inc.	9	790
Regions Financial Corp.	39	366
Signature Bank	2	276	*
SunTrust Banks Inc.	11	459
SVB Financial Group	6	626	*
U.S. Bancorp	36	1,537
Wells Fargo & Co.	84	4,198
Total Banks		21,337
Capital Markets — 0.8%
Affiliated Managers Group Inc.	4	681	*
Ameriprise Financial Inc.	11	1,055
Bank of New York Mellon Corp.	64	2,575
BlackRock Inc.	6	2,138
Charles Schwab Corp.	71	2,017
E*TRADE Financial Corp.	13	327	*
Evercore Partners Inc., Class A Shares	6	310
Federated Investors Inc., Class B Shares	11	348
Franklin Resources Inc.	25	934

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Capital Markets — continued
Goldman Sachs Group Inc.	19	$3,118
Interactive Brokers Group Inc., Class A Shares	7	266
Invesco Ltd.	19	589
Morgan Stanley	85	2,300
Northern Trust Corp.	11	782
NorthStar Asset Management Group Inc.	25	311
Raymond James Financial Inc.	6	313
SEI Investments Co.	12	577
State Street Corp.	23	1,433
T. Rowe Price Group Inc.	15	1,129
TD Ameritrade Holding Corp.	13	388
Waddell & Reed Financial Inc., Class A Shares	15	305
Total Capital Markets		21,896
Consumer Finance — 0.8%
Ally Financial Inc.	60	1,069	*
American Express Co.	105	6,870
Capital One Financial Corp.	65	4,705
Cash America International Inc.	7	259
Credit Acceptance Corp.	2	393	*
Discover Financial Services	52	2,926
Encore Capital Group Inc.	10	281	*
First Cash Financial Services Inc.	7	320
Green Dot Corp., Class A Shares	12	267	*
Navient Corp.	40	547
Nelnet Inc., Class A Shares	7	293
SLM Corp.	45	305	*
Synchrony Financial	105	3,210	*
Total Consumer Finance		21,445
Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B Shares	164	23,859	*
CBOE Holdings Inc.	11	682
CME Group Inc.	46	4,228
FactSet Research Systems Inc.	5	754
FNFV Group	24	258	*
Intercontinental Exchange Inc.	16	3,840
Leucadia National Corp.	44	734
MarketAxess Holdings Inc.	5	614
Moody’s Corp.	24	2,297
Morningstar Inc.	4	333

See Notes to Financial Statements.

16	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Diversified Financial Services — continued
MSCI Inc.	13	$987
Nasdaq Inc.	15	926
S&P Global Inc.	37	3,953
Texas Pacific Land Trust	2	303
Voya Financial Inc.	28	909
Total Diversified Financial Services		44,677
Insurance — 0.7%
AFLAC Inc.	12	828
Alleghany Corp.	1	521	*
Allstate Corp.	11	716
American Financial Group Inc.	4	276
American International Group Inc.	38	2,121
Aon PLC	8	841
Arch Capital Group Ltd.	4	282	*
Arthur J. Gallagher & Co.	7	322
Assurant Inc.	4	338
Assured Guaranty Ltd.	11	285
Axis Capital Holdings Ltd.	5	266
Brown & Brown Inc.	8	281
Chubb Ltd.	14	1,650
Cincinnati Financial Corp.	5	330
CNO Financial Group Inc.	16	294
Endurance Specialty Holdings Ltd.	5	320
Everest Re Group Ltd.	2	370
First American Financial Corp.	8	288
FNF Group	9	287
Hartford Financial Services Group Inc.	12	533
Lincoln National Corp.	7	304
Loews Corp.	7	278
Marsh & McLennan Cos. Inc.	15	947
MetLife Inc.	33	1,488
Old Republic International Corp.	16	296
Principal Financial Group Inc.	8	341
Progressive Corp.	16	522
Prudential Financial Inc.	13	1,009
Reinsurance Group of America Inc.	4	381
Torchmark Corp.	5	290
Travelers Cos. Inc.	10	1,099

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Insurance — continued
Unum Group	16	$547
W.R. Berkley Corp.	5	280
Willis Towers Watson PLC	5	625
XL Group PLC	8	262
Total Insurance		19,818
Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust	8	270
Alexandria Real Estate Equities Inc.	5	465
American Campus Communities Inc.	9	403
American Capital Agency Corp.	26	478
American Homes 4 Rent, Class A Shares	17	269
American Tower Corp.	39	4,090
Annaly Capital Management Inc.	74	771
Apartment Investment and Management Co., Class A Shares	12	481
Apple Hospitality REIT Inc.	16	303
AvalonBay Communities Inc.	12	2,121
Blackstone Mortgage Trust Inc., Class A Shares	11	302
Boston Properties Inc.	13	1,675
Brandywine Realty Trust	23	344
Brixmor Property Group Inc.	14	354
Camden Property Trust	7	565
CBL & Associates Properties Inc.	24	280
Chesapeake Lodging Trust	12	296
Chimera Investment Corp.	20	284
Columbia Property Trust Inc.	23	513
Communications Sales & Leasing Inc.	14	325	*
Coresite Realty Corp.	5	375
Corporate Office Properties Trust	12	308
Corrections Corp. of America	10	304
Cousins Properties Inc.	32	331
Crown Castle International Corp.	30	2,606
CubeSmart	15	444
CyrusOne Inc.	8	353
CYS Investments Inc.	41	333
DCT Industrial Trust Inc.	8	323
DDR Corp.	27	473
DiamondRock Hospitality Co.	29	258
Digital Realty Trust Inc.	12	1,056

See Notes to Financial Statements.

18	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Real Estate Investment Trusts (REITs) — continued
Douglas Emmett Inc.	11	$357
Duke Realty Corp.	30	656
DuPont Fabros Technology Inc.	10	398
EastGroup Properties Inc.	5	299
Education Realty Trust Inc.	7	278
Empire State Realty Trust Inc., Class A Shares	17	315
EPR Properties	5	329
Equinix Inc.	6	1,982
Equity Commonwealth	11	307	*
Equity Lifestyle Properties Inc.	6	411
Equity One Inc.	10	283
Equity Residential	33	2,246
Essex Property Trust Inc.	6	1,323
Extra Space Storage Inc.	10	849
Federal Realty Investment Trust	7	1,065
First Industrial Realty Trust Inc.	13	298
Forest City Realty Trust Inc., Class A Shares	34	707
Gaming and Leisure Properties Inc.	20	639
General Growth Properties Inc.	52	1,458
GEO Group Inc.	11	352
Global Net Lease Inc.	37	313
Government Properties Income Trust	19	359
Gramercy Property Trust	39	330
Hatteras Financial Corp.	21	334
HCP Inc.	40	1,353
Healthcare Realty Trust Inc.	10	303
Healthcare Trust of America Inc., Class A Shares	10	289
Hersha Hospitality Trust	13	251
Highwoods Properties Inc.	7	327
Hospitality Properties Trust	11	281
Host Hotels & Resorts Inc.	69	1,092
Hudson Pacific Properties Inc.	10	293
Invesco Mortgage Capital Inc.	23	296
Iron Mountain Inc.	18	658
Kilroy Realty Corp.	8	518
Kimco Realty Corp.	36	1,012
Kite Realty Group Trust	10	272
Lamar Advertising Co., Class A Shares	8	496

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Real Estate Investment Trusts (REITs) — continued
LaSalle Hotel Properties	11	$263
Lexington Realty Trust	37	325
Liberty Property Trust	13	454
LTC Properties Inc.	6	278
Macerich Co.	12	913
Mack-Cali Realty Corp.	13	332
Medical Properties Trust Inc.	23	306
MFA Financial Inc.	43	297
Mid-America Apartment Communities Inc.	6	574
Monogram Residential Trust Inc.	31	314
National Health Investors Inc.	5	340
National Retail Properties Inc.	11	481
New Residential Investment Corp.	45	545
OMEGA Healthcare Investors Inc.	16	540
Outfront Media Inc.	15	325
Paramount Group Inc.	17	284
Parkway Properties Inc.	19	313
Pebblebrook Hotel Trust	11	304
Physicians Realty Trust	17	308
Piedmont Office Realty Trust Inc., Class A Shares	16	319
Post Properties Inc.	5	287
Potlatch Corp.	10	352
Prologis Inc.	48	2,180
PS Business Parks Inc.	3	287
Public Storage.	14	3,427
QTS Realty Trust Inc., Class A Shares	6	291
Ramco-Gershenson Properties Trust	18	319
Rayonier Inc.	12	296
Realty Income Corp.	21	1,243
Regency Centers Corp.	8	590
Retail Opportunity Investments Corp.	16	315
Retail Properties of America Inc., Class A Shares	20	320
Rexford Industrial Realty Inc.	18	338
RLJ Lodging Trust	12	253
Sabra Health Care REIT Inc.	15	316
Select Income REIT	13	301
Senior Housing Properties Trust	21	369
Seritage Growth Properties, Class A Shares	7	374

See Notes to Financial Statements.

20	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Real Estate Investment Trusts (REITs) — continued
Simon Property Group Inc.	28	$5,633
SL Green Realty Corp.	8	841
Sovran Self Storage Inc.	3	319
Spirit Realty Capital Inc.	42	480
STAG Industrial Inc.	14	279
Starwood Property Trust Inc.	21	407
STORE Capital Corp.	10	257
Summit Hotel Properties Inc.	25	285
Sun Communities Inc.	4	271
Sunstone Hotel Investors Inc.	24	307
Tanger Factory Outlet Centers Inc.	8	281
Taubman Centers Inc.	5	347
Terreno Realty Corp.	13	296
Two Harbors Investment Corp.	36	282
UDR Inc.	23	803
Urban Edge Properties	11	285
Ventas Inc.	29	1,801
VEREIT Inc.	86	764
Vornado Realty Trust	15	1,436
Washington Real Estate Investment Trust	11	315
Weingarten Realty Investors	10	369
Welltower Inc.	32	2,221
Weyerhaeuser Co.	71	2,281
WP Carey Inc.	8	489
Xenia Hotels & Resorts Inc.	18	277
Total Real Estate Investment Trusts (REITs)		86,081
Real Estate Management & Development — 1.4%
Alexander & Baldwin Inc.	63	2,409
Altisource Portfolio Solutions SA	15	469	*
CBRE Group Inc., Class A Shares	367	10,874	*
Forestar Real Estate Group Inc.	38	513	*
Howard Hughes Corp.	44	4,628	*
Jones Lang LaSalle Inc.	55	6,334
Kennedy-Wilson Holdings Inc.	117	2,529
Marcus & Millichap Inc.	16	401	*
RE/MAX Holdings Inc., Class A Shares	18	663
Realogy Holdings Corp.	181	6,469	*
RMR Group Inc., Class A Shares	14	349

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Real Estate Management & Development — continued
St. Joe Co.	72	$1,213	*
Tejon Ranch Co.	18	405	*
Total Real Estate Management & Development		37,256
Thrifts & Mortgage Finance — 0.8%
Anchor BanCorp Wisconsin Inc.	12	574	*
Astoria Financial Corp.	43	647
Bank Mutual Corp.	48	388
Beneficial Bancorp Inc.	42	583	*
BofI Holding Inc.	26	530	*
Capitol Federal Financial Inc.	60	797
Dime Community Bancshares Inc.	23	417
Essent Group Ltd.	30	613	*
EverBank Financial Corp.	53	799
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	10	407
Flagstar Bancorp Inc.	27	639	*
HomeStreet Inc.	25	539	*
Kearny Financial Corp.	46	581
LendingTree Inc.	3	268	*
Meridian Bancorp Inc.	22	322
MGIC Investment Corp.	215	1,554	*
Nationstar Mortgage Holdings Inc.	47	545	*
New York Community Bancorp Inc.	240	3,607
NMI Holdings Inc., Class A Shares	88	554	*
Northfield Bancorp Inc.	21	333
Northwest Bancshares Inc.	44	617
Ocwen Financial Corp.	148	334	*
Oritani Financial Corp.	21	364
PHH Corp.	31	398	*
Provident Financial Services Inc.	27	539
Radian Group Inc.	124	1,586
TFS Financial Corp.	35	626
United Financial Bancorp Inc.	28	363
Walker & Dunlop Inc.	14	309	*
Washington Federal Inc.	54	1,312
Waterstone Financial Inc.	24	336
WSFS Financial Corp.	14	478
Total Thrifts & Mortgage Finance		21,959
Total Financials		274,469

See Notes to Financial Statements.

22	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care — 12.9%
Biotechnology — 3.1%
AbbVie Inc.	191	$11,651
ACADIA Pharmaceuticals Inc.	25	808	*
Alexion Pharmaceuticals Inc.	29	4,039	*
Alkermes PLC	15	596	*
Alnylam Pharmaceuticals Inc.	8	536	*
Amgen Inc.	88	13,931
Anacor Pharmaceuticals Inc.	10	627	*
ARIAD Pharmaceuticals Inc.	61	438	*
Baxalta Inc.	77	3,230
Biogen Inc.	26	7,150	*
BioMarin Pharmaceutical Inc.	22	1,863	*
Celgene Corp.	93	9,617	*
Cepheid Inc.	18	514	*
Gilead Sciences Inc.	167	14,731
Incyte Corp.	23	1,662	*
Intercept Pharmaceuticals Inc.	4	603	*
Intrexon Corp.	10	267	*
Ionis Pharmaceuticals Inc.	12	492	*
Kite Pharma Inc.	10	463	*
Ligand Pharmaceuticals Inc.	5	604	*
Medivation Inc.	16	925	*
Merrimack Pharmaceuticals Inc.	54	382	*
MiMedx Group Inc.	35	264	*
Myriad Genetics Inc.	15	540	*
Neurocrine Biosciences Inc.	9	410	*
OPKO Health Inc.	34	366	*
Portola Pharmaceuticals Inc.	22	523	*
Regeneron Pharmaceuticals Inc.	9	3,390	*
Repligen Corp.	13	346	*
Seattle Genetics Inc.	11	390	*
United Therapeutics Corp.	5	526	*
Vertex Pharmaceuticals Inc.	32	2,699	*
ZIOPHARM Oncology Inc.	45	354	*
Total Biotechnology		84,937
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	125	4,863
ABIOMED Inc.	4	389	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care Equipment & Supplies — continued
Alere Inc.	7	$273	*
Align Technology Inc.	6	433	*
Baxter International Inc.	44	1,946
Becton, Dickinson & Co.	17	2,741
Boston Scientific Corp.	113	2,477	*
C.R. Bard Inc.	6	1,273
Cantel Medical Corp.	5	335
Cooper Cos. Inc.	4	612
DENTSPLY SIRONA Inc.	24	1,430
DexCom Inc.	7	451	*
Edwards Lifesciences Corp.	18	1,912	*
Haemonetics Corp.	8	259	*
Hill-Rom Holdings Inc.	6	290
Hologic Inc.	20	672	*
IDEXX Laboratories Inc.	8	675	*
Intuitive Surgical Inc.	3	1,879	*
LivaNova PLC	5	264	*
Masimo Corp.	7	303	*
Medtronic PLC	119	9,419
Nuvectra Corp.	54	454	*
ResMed Inc.	11	614
St. Jude Medical Inc.	23	1,753
STERIS PLC	8	565
Stryker Corp.	28	3,052
Teleflex Inc.	3	467
Varian Medical Systems Inc.	8	649	*
West Pharmaceutical Services Inc.	6	427
Zimmer Biomet Holdings Inc.	17	1,968
Total Health Care Equipment & Supplies		42,845
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Ltd.	10	632	*
Aetna Inc.	26	2,919
AmerisourceBergen Corp.	15	1,276
AMN Healthcare Services Inc.	9	320	*
Amsurg Corp.	4	324	*
Anthem Inc.	21	2,956
Brookdale Senior Living Inc.	32	591	*
Cardinal Health Inc.	24	1,883

See Notes to Financial Statements.

24	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care Providers & Services — continued
Centene Corp.	11	$682	*
CIGNA Corp.	19	2,632
DaVita HealthCare Partners Inc.	12	887	*
Envision Healthcare Holdings Inc.	14	317	*
ExamWorks Group Inc.	10	360	*
Express Scripts Holding Co.	54	3,981	*
HCA Holdings Inc.	24	1,935	*
HealthSouth Corp.	8	332
Henry Schein Inc.	6	1,012	*
Humana Inc.	11	1,948
Laboratory Corporation of America Holdings	7	877	*
LifePoint Health Inc.	8	540	*
Magellan Health Inc.	5	352	*
McKesson Corp.	17	2,853
Mednax Inc.	7	499	*
Molina Healthcare Inc.	8	414	*
Owens & Minor Inc.	8	291
Patterson Cos. Inc.	6	260
Premier Inc., Class A Shares	9	304	*
Quest Diagnostics Inc.	10	752
Team Health Holdings Inc.	12	502	*
UnitedHealth Group Inc.	73	9,613
Universal Health Services Inc., Class B Shares	7	936
VCA Antech Inc.	6	378	*
WellCare Health Plans Inc.	4	360	*
Total Health Care Providers & Services		43,918
Health Care Technology — 1.9%
Allscripts Healthcare Solutions Inc.	237	3,176	*
athenahealth Inc.	48	6,398	*
Cerner Corp.	375	21,053	*
Computer Programs & Systems Inc.	12	616
HealthStream Inc.	27	611	*
HMS Holdings Corp.	121	2,044	*
IMS Health Holdings Inc.	199	5,301	*
Inovalon Holdings Inc., Class A Shares	68	1,163	*
Medidata Solutions Inc.	74	3,229	*
Omnicell Inc.	47	1,497	*
Press Ganey Holdings Inc.	35	1,066	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care Technology — continued
Quality Systems Inc.	66	$929
Veeva Systems Inc., Class A Shares	108	2,971	*
Vocera Communications Inc.	31	363	*
Total Health Care Technology		50,417
Life Sciences Tools & Services — 1.6%
Agilent Technologies Inc.	93	3,805
Bio-Rad Laboratories Inc., Class A Shares	5	709	*
Bio-Techne Corp.	10	932
Bruker BioSciences Corp.	33	934
Cambrex Corp.	9	434	*
Charles River Laboratories International Inc.	13	1,030	*
Illumina Inc.	43	5,805	*
INC Research Holdings Inc., Class A Shares	8	385	*
Luminex Corp.	14	281	*
Mettler-Toledo International Inc.	8	2,864	*
PAREXEL International Corp.	16	978	*
PerkinElmer Inc.	31	1,563
PRA Health Sciences Inc.	12	569	*
Quintiles Transnational Holdings Inc.	25	1,727	*
Sequenom Inc.	279	357	*
Thermo Fisher Scientific Inc.	116	16,733
VWR Corp.	12	320	*
Waters Corp.	23	2,994	*
Total Life Sciences Tools & Services		42,420
Pharmaceuticals — 3.1%
Allergan PLC	32	6,930	*
Bristol-Myers Squibb Co.	136	9,817
Catalent Inc.	12	354	*
Dyax Corp.	15	0	*(a)(b)(c)
Eli Lilly & Co.	81	6,118
Endo International PLC	16	432	*
Jazz Pharmaceuticals PLC	10	1,507	*
Johnson & Johnson	217	24,321
Mallinckrodt PLC	9	563	*
Merck & Co. Inc.	226	12,394
Mylan NV	32	1,335	*
Perrigo Co. PLC	11	1,063
Pfizer Inc.	499	16,322

See Notes to Financial Statements.

26	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Pharmaceuticals — continued
Prestige Brands Holdings Inc.	6	$341	*
Zoetis Inc.	36	1,693
Total Pharmaceuticals		83,190
Total Health Care		347,727
Industrials — 11.9%
Aerospace & Defense — 0.8%
BE Aerospace Inc.	7	340
Boeing Co.	26	3,505
BWX Technologies Inc.	8	267
General Dynamics Corp.	10	1,405
Hexcel Corp.	6	272
Honeywell International Inc.	29	3,314
Huntington Ingalls Industries Inc.	2	289
L-3 Communications Holdings Inc.	3	395
Lockheed Martin Corp.	11	2,556
Northrop Grumman Corp.	7	1,444
Raytheon Co.	11	1,390
Rockwell Collins Inc.	5	441
Spirit AeroSystems Holdings Inc., Class A Shares	6	283	*
Textron Inc.	10	387
TransDigm Group Inc.	2	456	*
United Technologies Corp.	34	3,548
Total Aerospace & Defense		20,292
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide Inc.	23	1,632
Echo Global Logistics Inc.	9	211	*
Expeditors International of Washington Inc.	26	1,290
FedEx Corp.	41	6,770
Forward Air Corp.	7	319
Hub Group Inc., Class A Shares	8	308	*
United Parcel Service Inc., Class B Shares	103	10,822
XPO Logistics Inc.	15	452	*
Total Air Freight & Logistics		21,804
Building Products — 1.7%
AAON Inc.	31	822
Advanced Drainage Systems Inc.	23	532
Allegion PLC	67	4,385
American Woodmark Corp.	9	656	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Building Products — continued
AO Smith Corp.	54	$4,170
Apogee Enterprises Inc.	19	787
Armstrong Flooring Inc.	12	175	*
Armstrong World Industries Inc.	25	1,020	*
Builders FirstSource Inc.	47	521	*
Continental Building Products Inc.	25	490	*
Fortune Brands Home & Security Inc.	112	6,206
Gibraltar Industries Inc.	20	529	*
Griffon Corp.	25	395
Insteel Industries Inc.	14	406
Lennox International Inc.	30	4,049
Masco Corp.	241	7,401
Masonite International Corp.	17	1,150	*
NCI Building Systems Inc.	22	324	*
Nortek Inc.	7	330	*
Owens Corning	79	3,640
Patrick Industries Inc.	8	367	*
PGT Inc.	33	346	*
Ply Gem Holdings Inc.	24	352	*
Quanex Building Products Corp.	23	433
Simpson Manufacturing Co. Inc.	27	1,015
Trex Co. Inc.	21	996	*
Universal Forest Products Inc.	13	996
USG Corp.	72	1,945	*
Total Building Products		44,438
Commercial Services & Supplies — 0.8%
ABM Industries Inc.	9	290
ACCO Brands Corp.	40	382	*
ADT Corp.	24	1,007
Brady Corp., Class A Shares	11	291
Brink’s Co.	9	305
Cintas Corp.	12	1,077
Clean Harbors Inc.	7	346	*
Copart Inc.	16	685	*
Covanta Holding Corp.	18	293
Deluxe Corp.	7	439
G & K Services Inc., Class A Shares	4	283
Healthcare Services Group Inc.	9	341

See Notes to Financial Statements.

28	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Commercial Services & Supplies — continued
Herman Miller Inc.	9	$272
HNI Corp.	8	350
Interface Inc.	16	272
KAR Auction Services Inc.	19	714
Knoll Inc.	16	374
Matthews International Corp., Class A Shares	10	526
McGrath RentCorp	11	268
Mobile Mini Inc.	10	322
MSA Safety Inc.	6	289
Pitney Bowes Inc.	28	587
R.R. Donnelley & Sons Co.	30	522
Republic Services Inc.	33	1,553
Rollins Inc.	12	322
Steelcase Inc., Class A Shares	21	320
Stericycle Inc.	12	1,147	*
Tetra Technology Inc.	10	294
Tyco International PLC	59	2,273
US Ecology Inc.	7	315
Waste Connections Inc.	17	1,144
Waste Management Inc.	63	3,704
West Corp.	12	257
Total Commercial Services & Supplies		21,564
Construction & Engineering — 1.3%
AECOM	121	3,931	*
Aegion Corp.	28	594	*
Argan Inc.	10	342
Chicago Bridge & Iron Co. NV	79	3,180
Comfort Systems USA Inc.	37	1,091
Dycom Industries Inc.	29	2,047	*
EMCOR Group Inc.	50	2,424
Fluor Corp.	118	6,450
Granite Construction Inc.	35	1,561
Great Lakes Dredge and Dock Co.	75	343	*
Jacobs Engineering Group Inc.	102	4,547	*
KBR Inc.	137	2,132
MasTec Inc.	63	1,427	*
MYR Group Inc.	17	434	*
Primoris Services Corp.	28	655

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Construction & Engineering — continued
Quanta Services Inc.	132	$3,131	*
Tutor Perini Corp.	30	475	*
Total Construction & Engineering		34,764
Electrical Equipment — 1.2%
Acuity Brands Inc.	11	2,683
AMETEK Inc.	60	2,885
AZZ Inc.	7	384
Babcock & Wilcox Enterprises Inc.	13	297	*
Eaton Corp. PLC	117	7,403
Emerson Electric Co.	170	9,287
Encore Wire Corp.	7	268
EnerSys	11	642
Generac Holdings Inc.	17	648	*
Hubbell Inc.	15	1,586
Plug Power Inc.	129	266	*
Regal Beloit Corp.	10	644
Rockwell Automation Inc.	33	3,745
Sensata Technologies Holding NV	43	1,620	*
SolarCity Corp.	15	455	*
Thermon Group Holdings Inc.	18	337	*
Total Electrical Equipment		33,150
Industrial Conglomerates — 0.8%
3M Co.	26	4,352
Carlisle Cos. Inc.	3	306
Danaher Corp.	27	2,612
General Electric Co.	408	12,546
Roper Technologies Inc.	4	704
Total Industrial Conglomerates		20,520
Machinery — 1.3%
Actuant Corp., Class A Shares	11	294
AGCO Corp.	6	321
Allison Transmission Holdings Inc.	12	346
Barnes Group Inc.	8	260
Caterpillar Inc.	55	4,275
CLARCOR Inc.	6	353
Colfax Corp.	12	389	*
Crane Co.	6	334
Cummins Inc.	15	1,756

See Notes to Financial Statements.

30	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Machinery — continued
Deere & Co.	30	$2,523
Donaldson Co. Inc.	10	327
Dover Corp.	13	854
EnPro Industries Inc.	5	293
ESCO Technologies Inc.	8	308
Flowserve Corp.	11	537
Franklin Electric Co. Inc.	10	316
Graco Inc.	5	392
IDEX Corp.	6	491
Illinois Tool Works Inc.	29	3,031
Ingersoll-Rand PLC	24	1,573
ITT Corp.	8	307
John Bean Technologies Corp.	6	313
Joy Global Inc.	21	447
Kennametal Inc.	16	374
Lincoln Electric Holdings Inc.	5	313
Manitowoc Foodservice Inc.	20	300	*
Middleby Corp.	5	548	*
Mueller Water Products Inc., Class A Shares	35	376
Nordson Corp.	5	384
Oshkosh Corp.	7	342
PACCAR Inc.	31	1,826
Parker Hannifin Corp.	12	1,392
Pentair PLC	16	929
Proto Labs Inc.	5	299	*
RBC Bearings Inc.	4	293	*
Rexnord Corp.	17	371	*
Snap-on Inc.	5	796
Standex International Corp.	4	307
Stanley Black & Decker Inc.	14	1,567
Terex Corp.	16	382
Timken Co.	10	356
Toro Co.	4	346
Trinity Industries Inc.	14	273
WABCO Holdings Inc.	5	561	*
Wabtec Corp.	9	746
Watts Water Technologies Inc., Class A Shares	6	335
Woodward Inc.	6	325

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Machinery — continued
Xylem Inc.	15	$627
Total Machinery		34,408
Professional Services — 0.8%
Advisory Board Co.	17	538	*
CBIZ Inc.	30	305	*
CEB Inc.	7	432
Dun & Bradstreet Corp.	10	1,104
Equifax Inc.	27	3,247
Exponent Inc.	6	299
FTI Consulting Inc.	8	322	*
GP Strategies Corp.	10	233	*
Heidrick & Struggles International Inc.	11	217
Huron Consulting Group Inc.	5	278	*
ICF International Inc.	8	315	*
IHS Inc., Class A Shares	16	1,971	*
Insperity Inc.	6	317
Kelly Services Inc., Class A Shares	19	357
Korn/Ferry International	10	271
Manpowergroup Inc.	18	1,387
Mistras Group Inc.	11	268	*
Navigant Consulting Inc.	18	287	*
Nielsen Holdings PLC	77	4,015
On Assignment Inc.	9	325	*
Resources Connection Inc.	18	266
Robert Half International Inc.	32	1,226
RPX Corp.	24	266	*
TransUnion	11	329	*
TrueBlue Inc.	21	393	*
Verisk Analytics Inc.	37	2,870	*
WageWorks Inc.	7	377	*
Total Professional Services		22,215
Road & Rail — 1.2%
AMERCO	2	704
Avis Budget Group Inc.	18	452	*
CSX Corp.	188	5,127
Genesee & Wyoming Inc., Class A Shares	10	651	*
Heartland Express Inc.	17	308
Hertz Global Holdings Inc.	68	630	*

See Notes to Financial Statements.

32	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Road & Rail — continued
J.B. Hunt Transport Services Inc.	16	$1,326
Kansas City Southern	20	1,895
Knight Transportation Inc.	11	292
Landstar System Inc.	7	459
Norfolk Southern Corp.	57	5,136
Old Dominion Freight Line Inc.	11	726	*
Ryder System Inc.	9	620
Swift Transportation Co.	22	366	*
Union Pacific Corp.	164	14,306
Werner Enterprises Inc.	13	329
Total Road & Rail		33,327
Trading Companies & Distributors — 1.2%
Air Lease Corp.	47	1,433
Aircastle Ltd.	32	694
Applied Industrial Technologies Inc.	18	825
Beacon Roofing Supply Inc.	24	1,026	*
Fastenal Co.	138	6,457
GATX Corp.	20	919
H&E Equipment Services Inc.	17	344
HD Supply Holdings Inc.	98	3,359	*
Kaman Corp.	14	589
MRC Global Inc.	52	727	*
MSC Industrial Direct Co. Inc., Class A Shares	23	1,782
NOW Inc.	54	975	*
Rush Enterprises Inc., Class A Shares	16	315	*
TAL International Group Inc.	19	325	*
Titan Machinery Inc.	24	312	*
United Rentals Inc.	48	3,213	*
Univar Inc.	18	313	*
W. W. Grainger Inc.	29	6,801
Watsco Inc.	12	1,614
WESCO International Inc.	21	1,235	*
Total Trading Companies & Distributors		33,258
Total Industrials		319,740
Information Technology — 8.4%
Communications Equipment — 0.7%
ARRIS International PLC	21	478	*
Brocade Communications Systems Inc.	29	279

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Communications Equipment — continued
Ciena Corp.	15	$252	*
Cisco Systems Inc.	440	12,096
CommScope Holding Co. Inc.	10	304	*
EchoStar Corp., Class A Shares	6	245	*
F5 Networks Inc.	5	524	*
Finisar Corp.	18	296	*
Harris Corp.	10	800
InterDigital Inc.	5	285
Juniper Networks Inc.	34	796
Motorola Solutions Inc.	14	1,053
NETGEAR Inc.	7	297	*
Palo Alto Networks Inc.	8	1,207	*
Plantronics Inc.	7	269
Polycom Inc.	24	287	*
ViaSat Inc.	5	383	*
Viavi Solutions Inc.	54	352	*
Total Communications Equipment		20,203
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A Shares	34	1,898
Arrow Electronics Inc.	10	621	*
Avnet Inc.	14	576
Badger Meter Inc.	5	357
Belden CDT Inc.	6	379
Benchmark Electronics Inc.	14	272	*
CDW Corp.	16	616
Cognex Corp.	10	355
Coherent Inc.	4	374	*
Corning Inc.	138	2,576
Dolby Laboratories Inc., Class A Shares	9	428
Fabrinet	9	288	*
FEI Co.	5	445
Flextronics International Ltd.	66	802	*
FLIR Systems Inc.	16	483
Ingram Micro Inc., Class A Shares	17	594
Insight Enterprises Inc.	10	247	*
IPG Photonics Corp.	4	347	*
Itron Inc.	8	329	*
Jabil Circuit Inc.	20	347

See Notes to Financial Statements.

34	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Electronic Equipment, Instruments & Components — continued
Keysight Technologies Inc.	19	$495	*
Knowles Corp.	21	281	*
Littelfuse Inc.	3	349
MTS System Corp.	5	281
National Instruments Corp.	13	358
Newport Corp.	12	276	*
Plexus Corp.	8	334	*
QLogic Corp.	20	262	*
Rofin-Sinar Technologies Inc.	11	354	*
Rogers Corp.	5	287	*
Sanmina Corp.	14	331	*
ScanSource Inc.	9	366	*
SYNNEX Corp.	3	248
TE Connectivity Ltd.	45	2,677
Tech Data Corp.	4	275	*
Trimble Navigation Ltd.	29	695	*
Universal Display Corp.	6	350	*
VeriFone Systems Inc.	19	541	*
Vishay Intertechnology Inc.	25	304
Zebra Technologies Corp., Class A Shares	6	375	*
Total Electronic Equipment, Instruments & Components		21,773
Internet Software & Services — 3.1%
Akamai Technologies Inc.	17	867	*
Alphabet Inc., Class A Shares	29	20,529	*
Alphabet Inc., Class C Shares	31	21,483	*
Cimpress NV	4	352	*
CoStar Group Inc.	3	592	*
eBay Inc.	103	2,516	*
Facebook Inc., Class A Shares	223	26,220	*
GrubHub Inc.	12	315	*
IAC/InterActiveCorp	7	324
inContact Inc.	31	289	*
j2 Global Inc.	8	508
LinkedIn Corp., Class A Shares	11	1,378	*
MercadoLibre Inc.	3	375
Rackspace Hosting Inc.	24	549	*
Twitter Inc.	54	790	*
VeriSign Inc.	9	778	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Internet Software & Services — continued
Web.com Group Inc.	14	$280	*
WebMD Health Corp.	6	376	*
Yahoo! Inc.	92	3,367	*
Zillow Group Inc., Class C Shares	12	288	*
Total Internet Software & Services		82,176
IT Services — 0.7%
Accenture PLC, Class A Shares	16	1,807
Alliance Data Systems Corp.	2	407	*
Automatic Data Processing Inc.	11	973
Broadridge Financial Solutions Inc.	5	299
Cognizant Technology Solutions Corp., Class A Shares	16	934	*
Fidelity National Information Services Inc.	7	461
Fiserv Inc.	5	488	*
FleetCor Technologies Inc.	2	309	*
International Business Machines Corp.	24	3,502
Jack Henry & Associates Inc.	4	324
MasterCard Inc., Class A Shares	26	2,522
Paychex Inc.	8	417
PayPal Holdings Inc.	27	1,058	*
Sabre Corp.	10	289
Total System Services Inc.	6	307
Vantiv Inc., Class A Shares	6	327	*
Visa Inc., Class A Shares	53	4,094
Western Union Co.	17	340
Xerox Corp.	25	240
Total IT Services		19,098
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices Inc.	11	620
Applied Materials Inc.	44	901
Broadcom Ltd.	14	2,040
Cypress Semiconductor Corp.	30	271
First Solar Inc.	4	223	*
Intel Corp.	171	5,178
KLA-Tencor Corp.	6	420
Lam Research Corp.	6	458
Linear Technology Corp.	9	400
Marvell Technology Group Ltd.	35	349
Maxim Integrated Products Inc.	10	357

See Notes to Financial Statements.

36	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Microchip Technology Inc.	8	$389
Micron Technology Inc.	39	419	*
Microsemi Corp.	8	270	*
NVIDIA Corp.	20	711
ON Semiconductor Corp.	30	284	*
Qorvo Inc.	6	270	*
QUALCOMM Inc.	57	2,880
Skyworks Solutions Inc.	7	468
Synaptics Inc.	3	215	*
Teradyne Inc.	13	246
Texas Instruments Inc.	37	2,110
Xilinx Inc.	10	431
Total Semiconductors & Semiconductor Equipment		19,910
Software — 0.7%
Activision Blizzard Inc.	11	379
Adobe Systems Inc.	11	1,036	*
Autodesk Inc.	5	299	*
CA Inc.	9	267
Cadence Design Systems Inc.	14	325	*
CDK Global Inc.	6	285
Citrix Systems Inc.	4	327	*
Electronic Arts Inc.	7	433	*
Fortinet Inc.	13	423	*
Intuit Inc.	6	605
Microsoft Corp.	175	8,727
Oracle Corp.	74	2,950
Red Hat Inc.	4	294	*
Salesforce.com Inc.	13	985	*
Symantec Corp.	15	250
Synopsys Inc.	6	285	*
Workday Inc., Class A Shares	4	300	*
Total Software		18,170
Technology Hardware, Storage & Peripherals — 1.7%
Apple Inc.	373	34,965
EMC Corp.	135	3,525
Hewlett Packard Enterprise Co.	122	2,032
HP Inc.	130	1,595
Lexmark International Inc., Class A Shares	10	386

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Technology Hardware, Storage & Peripherals — continued
NCR Corp.	12	$349	*
NetApp Inc.	17	402
SanDisk Corp.	12	901
Seagate Technology PLC	18	392
Western Digital Corp.	18	736
Total Technology Hardware, Storage & Peripherals		45,283
Total Information Technology		226,613
Materials — 4.2%
Chemicals — 1.2%
Air Products & Chemicals Inc.	14	2,043
Airgas Inc.	4	570
Albemarle Corp.	7	463
Ashland Inc.	4	446
Axalta Coating Systems Ltd.	11	313	*
Cabot Corp.	7	342
Celanese Corp., Series A Shares	9	636
CF Industries Holdings Inc.	15	496
Dow Chemical Co.	77	4,051
E.I. du Pont de Nemours & Co.	62	4,086
Eastman Chemical Co.	9	687
Ecolab Inc.	18	2,070
FMC Corp.	9	389
H.B. Fuller Co.	8	358
Huntsman Corp.	28	441
International Flavors & Fragrances Inc.	5	597
LyondellBasell Industries NV, Class A Shares	28	2,315
Minerals Technologies Inc.	5	300
Monsanto Co.	32	2,998
Mosaic Co.	20	560
NewMarket Corp.	1	406
Olin Corp.	16	349
PolyOne Corp.	10	360
PPG Industries Inc.	19	2,097
Praxair Inc.	20	2,349
RPM International Inc.	8	404
Scotts Miracle-Gro Co., Class A Shares	5	354
Sensient Technologies Corp.	5	336
Sherwin-Williams Co.	6	1,724

See Notes to Financial Statements.

38	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Chemicals — continued
Valspar Corp.	5	$533
W.R. Grace and Co.	4	307	*
Total Chemicals		33,380
Containers & Packaging — 0.9%
AptarGroup Inc.	15	1,140
Avery Dennison Corp.	22	1,597
Ball Corp.	28	1,999
Bemis Co. Inc.	23	1,154
Berry Plastics Group Inc.	28	1,009	*
Crown Holdings Inc.	33	1,748	*
Graphic Packaging Holding Co.	79	1,049
Greif Inc., Class A Shares	10	347
International Paper Co.	94	4,067
Myers Industrials Inc.	22	297
Owens-Illinois Inc.	36	665	*
Packaging Corp. of America	23	1,492
Sealed Air Corp.	46	2,179
Silgan Holdings Inc.	10	507
Sonoco Products Co.	24	1,125
WestRock Co.	59	2,469
Total Containers & Packaging		22,844
Metals & Mining — 1.5%
AK Steel Holding Corp.	68	318	*
Alcoa Inc.	519	5,797
Allegheny Technologies Inc.	48	784
Carpenter Technology Corp.	21	744
Cliffs Natural Resources Inc.	91	480	*
Coeur Mining Inc.	70	567	*
Commercial Metals Co.	48	860
Compass Minerals International Inc.	14	1,049
Freeport-McMoRan Inc.	432	6,048
Haynes International Inc.	7	263
Hecla Mining Co.	163	702
Kaiser Aluminum Corp.	7	664
Materion Corp.	11	319
Newmont Mining Corp.	201	7,029
Nucor Corp.	124	6,173
Reliance Steel & Aluminum Co.	26	1,923

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Metals & Mining — continued
Royal Gold Inc.	26	$1,628
Schnitzer Steel Industries Inc., Class A Shares	21	433
Steel Dynamics Inc.	89	2,244
Stillwater Mining Co.	53	647	*
United States Steel Corp.	48	917
Worthington Industries Inc.	21	793
Total Metals & Mining		40,382
Paper & Forest Products — 0.6%
Boise Cascade Co.	59	1,231	*
Clearwater Paper Corp.	23	1,374	*
Deltic Timber Corp.	14	875
Domtar Corp.	71	2,743
KapStone Paper and Packaging Corp.	118	1,875
Louisiana-Pacific Corp.	183	3,111	*
Mercer International Inc.	89	748
Neenah Paper Inc.	18	1,172
P.H. Glatfelter Co.	60	1,376
Resolute Forest Products Inc.	146	848	*
Schweitzer-Mauduit International Inc.	40	1,375
Total Paper & Forest Products		16,728
Total Materials		113,334
Telecommunication Services — 4.1%
Diversified Telecommunication Services — 4.1%
AT&T Inc.	1,320	51,242
Atlantic Tele-Network Inc.	4	288
CenturyLink Inc.	123	3,807
Cincinnati Bell Inc.	84	321	*
Cogent Communications Holdings Inc.	11	426
Consolidated Communications Holdings Inc.	12	284
Frontier Communications Corp.	248	1,379
Globalstar Inc.	195	380	*
Iridium Communications Inc.	35	282	*
Level 3 Communications Inc.	68	3,554	*
ORBCOMM Inc.	40	396	*
SBA Communications Corp., Class A Shares	27	2,782	*
Verizon Communications Inc.	874	44,522
Windstream Holdings Inc.	46	399
Total Telecommunication Services		110,062

See Notes to Financial Statements.

40	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Utilities — 10.1%
Electric Utilities — 3.6%
ALLETE Inc.	11	$618
Alliant Energy Corp.	37	2,609
American Electric Power Co. Inc.	106	6,731
Duke Energy Corp.	150	11,817
Edison International	71	5,020
El Paso Electric Co.	10	451
Empire District Electric Co.	8	269
Entergy Corp.	39	2,932
Eversource Energy	73	4,120
Exelon Corp.	203	7,123
FirstEnergy Corp.	94	3,064
Great Plains Energy Inc.	36	1,124
Hawaiian Electric Industries Inc.	26	850
IDACORP Inc.	12	873
ITC Holdings Corp.	32	1,410
MGE Energy Inc.	9	449
NextEra Energy Inc.	101	11,876
OGE Energy Corp.	48	1,420
Otter Tail Corp.	13	376
PG&E Corp.	168	9,778
Pinnacle West Capital Corp.	22	1,598
PNM Resources Inc.	20	634
Portland General Electric Co.	21	834
PPL Corp.	146	5,496
Southern Co.	197	9,870
Westar Energy Inc.	28	1,445
Xcel Energy Inc.	111	4,443
Total Electric Utilities		97,230
Gas Utilities — 2.5%
AGL Resources Inc.	145	9,550
Atmos Energy Corp.	123	8,924
Chesapeake Utilities Corp.	19	1,131
National Fuel Gas Co.	93	5,162
New Jersey Resources Corp.	105	3,746
Northwest Natural Gas Co.	34	1,752
ONE Gas Inc.	64	3,742
Piedmont Natural Gas Co. Inc.	97	5,801

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason US Diversified Core ETF

Security	Shares	Value
Gas Utilities — continued
Questar Corp.	220	$5,515
South Jersey Industries Inc.	89	2,484
Southwest Gas Corp.	57	3,700
Spire Inc.	54	3,454
UGI Corp.	210	8,450
WGL Holdings Inc.	61	4,141
Total Gas Utilities		67,552
Independent Power and Renewable Electricity Producers — 1.2%
8Point3 Energy Partners LP	26	410
AES Corp.	805	8,984
Calpine Corp.	415	6,549	*
Dynegy Inc.	115	2,027	*
NextEra Energy Partners LP	55	1,589
NRG Energy Inc.	378	5,708
NRG Yield Inc., Class A Shares	44	666
NRG Yield Inc., Class C Shares	76	1,230
Ormat Technologies Inc.	44	1,909
Pattern Energy Group Inc.	71	1,491
Talen Energy Corp.	102	1,189	*
TerraForm Power Inc., Class A Shares	53	566	*
Total Independent Power and Renewable Electricity Producers		32,318
Multi-Utilities — 2.8%
Ameren Corp.	84	4,032
Avista Corp.	23	922
Black Hills Corp.	19	1,151
CenterPoint Energy Inc.	138	2,960
CMS Energy Corp.	93	3,783
Consolidated Edison Inc.	96	7,162
Dominion Resources Inc.	200	14,294
DTE Energy Co.	59	5,260
MDU Resources Group Inc.	68	1,364
NiSource Inc.	106	2,407
NorthWestern Corp.	17	966
Public Service Enterprise Group Inc.	171	7,888
SCANA Corp.	46	3,160
Sempra Energy	81	8,371
TECO Energy Inc.	77	2,138
Unitil Corp.	8	316

See Notes to Financial Statements.

42	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security		Shares	Value
Multi-Utilities — continued
Vectren Corp.		30	$1,466
WEC Energy Group Inc.		107	6,229
Total Multi-Utilities			73,869
Total Utilities			270,969
Total Common Stocks (Cost — $2,601,753)			2,673,730
Investments in Underlying Funds — 0.4%
Schwab U.S. Broad Market ETF (Cost — $11,542)		232	11,498
Total Investments before Short-Term Investments (Cost — $2,613,295)			2,685,228

	Rate
Short-Term Investments — 0.1%
SSgA U.S. Government Money Market Fund, Class N (Cost — $2,487)	0.000%	2,487	2,487
Total Investments — 99.9% (Cost — $2,615,782#)			2,687,715
Other Assets in Excess of Liabilities — 0.1%			2,775
Total Net Assets — 100.0%			$2,690,490

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	43

Statement of assets and liabilities (unaudited)

April 30, 2016

Assets:
Investments, at value (Cost — $2,615,782)	$2,687,715
Cash	7
Dividends receivable	3,200
Receivable for securities sold	342
Total Assets	2,691,264

Liabilities:
Investment management fee payable	662
Payable for securities purchased	112
Total Liabilities	774
Total Net Assets	$2,690,490

Net Assets:
Par value (Note 5)	$1
Paid-in capital in excess of par value	2,601,919
Undistributed net investment income	17,366
Accumulated net realized loss on investments	(729)
Net unrealized appreciation on investments	71,933
Total Net Assets	$2,690,490

Shares Outstanding	104,000

Net Asset Value	$25.87

See Notes to Financial Statements.

44	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Period Ended April 30, 2016†

Investment Income:
Dividends	$19,964
Less: Foreign taxes withheld	(1)
Total Investment Income	19,963

Expenses:
Investment management fee (Note 2)	2,597
Total Expenses	2,597
Net Investment Income	17,366

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(729)
Change in Net Unrealized Appreciation From Investments	71,933
Net Gain on Investments	71,204
Increase in Net Assets From Operations	$88,570

†	For the period December 28, 2015 (inception date) to April 30, 2016.

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	45

Statement of changes in net assets

For the Period Ended April 30, 2016 (unaudited)	2016†

Operations:
Net investment income	$17,366
Net realized loss	(729)
Change in net unrealized appreciation	71,933
Increase in Net Assets From Operations	88,570

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (100,000 shares issued)	2,501,920
Increase in Net Assets From Fund Share Transactions	2,501,920
Increase in Net Assets	2,590,490

Net Assets:
Beginning of period*	100,000
End of period**	$2,690,490
**Includes undistributed net investment income of:	$17,366

†	For the period December 28, 2015 (inception date) to April 30, 2016.

*	4,000 shares issued and outstanding (4,000 shares were issued to Legg Mason, Inc. on November 24, 2015)

See Notes to Financial Statements.

46	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
2016[1,2]

Net asset value, beginning of period	$25.00

Income from operations:
Net investment income	0.17
Net realized and unrealized gain	0.70
Total income from operations	0.87

Net asset value, end of period	$25.87
Total return, at NAV[3]	3.40%

Net assets, end of period (000s)	$2,690

Ratios to average net assets:
Gross expenses[4]	0.30%
Net expenses[4]	0.30
Net investment income[4]	2.01

Portfolio turnover rate[5]	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 28, 2015 (inception date) to April 30, 2016 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	47

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market, LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”) may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,

48	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Common stocks
Health care	$347,727	—	$0	*	$347,727
Other common stocks	2,326,003	—	—		2,326,003
Investments in underlying funds	11,498	—	—		11,498
Total long-term investments	$2,685,228	—	$0	*	$2,685,228
Short-term investments†	2,487	—	—		2,487
Total investments	$2,687,715	—	$0	*	$2,687,715

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon

50	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund under what is essentially an all-in fee structure. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement. LMPFA has agreed to pay all of the Fund’s organization and offering costs.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays QS 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the

52	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended April 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$286,220
Sales	164,859

During the period ended April 30, 2016, in-kind transactions (see Note 5) were as follows:

Contributions	$2,497,278
Redemptions	—

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At April 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$155,562
Gross unrealized depreciation	(83,629)
Net unrealized appreciation	$71,933

4. Derivative instruments and hedging activities

During the period ended April 30, 2016, the Fund did not invest in derivative instruments.

Legg Mason US Diversified Core ETF 2016 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

5. Fund share transactions

At April 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 100,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

54	Legg Mason US Diversified Core ETF 2016 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the initial approval for a two-year period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the services to be provided by the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services to be provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively. The Independent Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own

Legg Mason US Diversified Core ETF	55

Board approval of management and subadvisory agreements (unaudited) (cont’d)

expanded compliance programs and the compliance program to be implemented for the Fund specific to the Fund’s operation as an exchange-traded fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and the Sub-Advisers were committed to providing the resources necessary to assist the Fund’s portfolio managers in managing the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight to be provided by the Manager. The Board also considered the Manager’s and QS’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, the existence of quality controls applicable to brokerage allocation procedures, and arrangements for communication and processing of orders for creations and redemptions of Fund shares. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

Because the Manager and the Sub-Advisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Agreements during the meeting. The Trustees discussed with representatives of the Manager the investment strategy to be employed by the Manager and the Sub-Advisers in the management of the Fund’s assets. The Trustees noted the reputation and experience of the Manager and the Sub-Advisers, as well as the respective portfolio managers’ experience. The Board determined that these factors also supported a decision to approve the Agreements.

56	Legg Mason US Diversified Core ETF

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers would not increase the fees and expenses to be incurred by the Fund. The Board also noted that the Manager will pay all fund expenses, other than the Contractual Management Fee and certain other expenses, and will provide the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

Management also discussed with the Board the Fund’s proposed distribution arrangements, including how the Fund’s distributor would market the Fund. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee with those of a group of active and passive exchange-traded funds, including index-based exchange-traded funds that follow a smart beta strategy (i.e., the index is not strictly capitalization-based) and exchange-traded funds that do not have a “unitary fee” structure such as that for the Fund, which showed that the Fund’s Contractual Management Fee was competitive with the management fees paid by such other funds.

Manager profitability

Because the Manager and the Sub-Advisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Agreements during the meeting.

Economies of scale

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Contractual Management Fee to the extent the assets of the Fund increase. The Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits

Legg Mason US Diversified Core ETF	57

Board approval of management and subadvisory agreements (unaudited) (cont’d)

of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the Manager’s commitment to the Fund, the other ancillary benefits that the Manager and its affiliates expect to receive were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

58	Legg Mason US Diversified Core ETF

Legg Mason

US Diversified Core ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank & Trust Company

Transfer agent

State Street Bank and Trust Company One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

KPMG LLP 345 Park Avenue

New York, NY 10154

Legg Mason US Diversified Core ETF

The Fund is a separate investment series of Legg Mason ETF Equity Trust, a Maryland statutory trust.

Legg Mason US Diversified Core ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-888-386-5535.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-888-386-5535, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason US Diversified Core ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimer

The MSCI USA IMI Index (the “MSCI Index”) was used by QS Investors, LLC, the Fund’s subadviser, as the reference universe for selection of the companies included in the QS DBI US Diversified Index (the “QS DBI Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the QS DBI Index or the Legg Mason US Diversified Core ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the QS DBI Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with MSCI Index, the QS DBI Index, or the Fund.

Neither Legg Mason Partners Fund Advisor, LLC (“LMPFA”), Legg Mason Investor Services, LLC (“LMIS”), QS Investors, LLC (“QS”) nor Western Asset Management Company (“Western Asset”) guarantees the accuracy and/or the completeness of the MSCI Index or any data included therein, and neither LMPFA, LMIS, QS nor Western Asset shall have any liability for any errors, omissions or interruptions therein. Neither LMPFA, LMIS, QS nor Western Asset makes any warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the MSCI Index, trading based on the MSCI Index, or any data included therein, either in connection with the Fund or for any other use. Neither LMPFA, LMIS, QS nor Western Asset makes any express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the MSCI Index or any data included therein. Without limiting any of the foregoing, in no event shall either LMPFA, LMIS, QS or Western Asset have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the MSCI Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF275563 6/16 SR16-2803

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2016